Schedule of Assets (Held at End of Year) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Plan name	Retirement Savings Plan
Entity Tax Identification Number	37-1808900
Plan number	004
Savings plans master trust current value	$ 260,651,514
Loans to participants	5,831,702
Asset held for investment	$ 266,483,216
EBP 004 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates for loans to participants (as a percent)	4.25%
Maturity year	1 year
EBP 004 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates for loans to participants (as a percent)	9.50%
Maturity year	25 years
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Plan name	Retirement Savings Plan
Entity Tax Identification Number	37-1808900
Plan number	003
Savings plans master trust current value	$ 440,734,309
Loans to participants	1,729,935
Asset held for investment	$ 442,464,244
EBP 003 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates for loans to participants (as a percent)	4.25%
Maturity year	1 year
EBP 003 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates for loans to participants (as a percent)	9.50%
Maturity year	25 years